Note 25 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of derivative instruments [text block]
	December 31,	December 31,
	2025	2024
Derivative financial instruments (assets)
Digital currency perpetual contracts - carrying amount	$—	$—
Derivative financial instruments (liabilities)
Digital currency perpetual contracts - carrying amount	—	—
Total notional amount
Digital currency perpetual contracts	$140,522	$38,626